Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Lives	Depreciation of assets is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, as follows:
Machinery and equipment	10 years
Facilities	10 years
Furniture and equipment in use	10 years
Right-of-use of real estate (1)	10 years
IT and telephony equipment	5 years

(1)	Includes underlying assets identified in lease agreements.

Schedule of Intangible Assets Estimated useful lives	Estimated useful lives are as follows:
Software and other intangible assets	01−05 years
Goodwill	Undetermined

Schedule of Nature and Time of the Compliance with Performance Obligations

The table below provides information about the nature and time of the compliance with performance obligations under agreements with clients:

Type of service	Nature and timing of fulfillment of performance obligations	Revenue recognition policy
Commission, structuring and placement of securities - Treasury Sales & Structuring and Capital Markets	Commission on the placement and intermediation of securities on the market and by various types of financial services. It acts in the structuring and distribution of financial products developed specifically according to the needs of each customer.	Revenue is recognized at a specific point in time, being the placement of the security, through contractual fees and commission percentages, and the payment date which is stipulated in the contract.

Asset administration and management	BR Partners advises its customers in the process of asset management and Fund portfolio administration.	Revenue recognition takes place over time, by receiving monthly management fees charged for service provided.

Financial advisory and consulting - Investment Banking	BR Partners offers financial and strategic consulting services related to mergers and acquisitions, fundraising, strategic partnerships, joint ventures, and corporate restructuring.

Revenue recognition takes place at a specific point in time, when performance obligations established in the contract are met.

Revenue recognition takes place over time, due to the obligations entered into within the contract, in relation to financial advisory and business restructuring support.

Schedule of Fair Value Hierarchy of Assets and Liabilities

A summary of the fair value hierarchy of assets and liabilities at fair value, classified according to the Group’s pricing methodology is presented below:

Consolidated	Level 1	Level 2	Level 3	Total 12/31/2025
Financial assets at fair value through profit or loss
- Government bonds	11,369,995	-	-	11,369,995
- Private securities	-	174,349	-	174,349
- Investment fund quotas	78,749	-	89,557	168,306
- Derivative financial instruments	15,326	868,828	139,195	1,023,349
Financial assets at fair value through other comprehensive income
- Private securities	-	1,385,470	-	1,385,470
- Investment fund quotas(1)	259,072	1,664,213	-	1,923,285
Total assets at fair value	11,723,142	4,092,860	228,752	16,044,754

Financial liabilities at fair value through profit or loss
- Obligations for financial instruments sold	33,222	-	-	33,222
- Derivative financial instruments	29,376	294,129	20,946	344,451

Total liabilities at fair value	62,598	294,129	20,946	377,673

Consolidated	Level 1	Level 2	Level 3	12/31/2024
Financial assets at fair value through profit or loss
- Government bonds	8,684,734	-	-	8,684,734
- Private securities	-	405,612	-	405,612
- Investment fund quotas(1)	64,976	-	117,895	182,871
- Derivative financial instruments	21,272	940,253	109,665	1,071,190
Financial assets at fair value through other comprehensive income
- Private securities	-	1,063,568	-	1,063,568
- Investment fund quotas	-	1,316,089	-	1,316,089
Total assets at fair value	8,770,982	3,725,522	227,560	12,724,064

Financial liabilities at fair value through profit or loss
- Derivative financial instruments	21,943	277,535	17,837	317,315
Total liabilities at fair value	21,943	277,535	17,837	317,315

(1)	During the years ended December 31, 2025 and 2024, with the objective of supporting Management’s assessment with respect to assessing the fair value of these financial instruments classified as level 3, a Valuation Report was commissioned from a specialized company for the funds BR Partners Outlet Premium Fundo de Investimento em Participações – Multiestratégia – Responsabilidade Limitada (“FIP Outlet”) and BR Partners Fundo de Investimento Financeiro (“BR FIM”), which maintains in its portfolio mainly investments in equity investment funds. Management also carries out internal evaluations of investments. The funds under analysis were established as closed-end funds and not exclusive. For the years ended December 31, 2025 and 2024, no adjustment to the recoverable amount of these financial instruments was recorded in the financial statements.

Schedule of Financial Assets Measured at Fair Value
Type	Valuation technique	Significant non-observable inputs	Relationship between significant non-observable inputs and measurement of fair value
Financial assets at fair value through profit or loss (government and private bonds)

Government bonds: The methodology used to calculate the fair value of Government Bonds consists of capturing the rates and curves disclosed by the market on each maturity of Government Bond, thereby obtaining the fair value when multiplying by the quantity existing in the portfolio.

Private securities: The methodology used to calculate the fair value of private securities consists of capturing the rates of the respective indexes (Pre, CDI (Interbank Certificate of Deposit), IPCA (Extended Consumer Price Index, in Portuguese), IGPM (General Index of market pricing) etc.), then the interest and the future value of the operations are calculated by multiplying by the principal, and after capturing their respective curves, fair value is then obtained, bringing the present value to the respective curve at maturity.

		Not applicable	Not applicable

Derivative financial instruments (Swap, NDF)

Swap models: The fair value is calculated based on the present value of the estimated future cash flows. Estimates of post-fixed rate future cash flows are based on quoted rates of Swap, future prices and interest rates on interbank loans. Estimated cash flows are discounted using a curve prepared based on similar sources and reflecting the relevant interbank reference rate used by market participants for this purpose when pricing interest rate Swap. The fair value estimate is subject to a credit risk adjustment that reflects the credit risk of the Group and the counterparty, calculated based on credit spreads derived from credit default swaps or current prices of traded securities.

Cash flow swap: the fair value will correspond to the sum of the fair value of each flow (according to the methodology described above), whereby the start date and expiration date of flows will be applied in substitution of the start date and expiration date of the operation, as well as the remaining balance to replace the principal.

NDF: The NDF (Non-Deliverable Forward) product, or even a forward contract, is an over-the-counter contract for the future purchase and sale of an asset, at a parity negotiated between the parties.

Since this is an over-the-counter contract, the size of the contract, as well as the expiration date, are freely agreed upon between the participants. Moreover, settlement takes place exclusively by difference (financial settlement) between the market price on the contract’s expiration date (or other dates, in the case of Asian) and the agreed price (in the case of a long position for a short position, it is the opposite); thus, there is no physical delivery of the asset.

The fair value of an NDF is obtained by estimating a future value based on the current price of the underlying asset, brought to maturity by the respective curves constructed from similar sources, and which reflect the relevant interbank reference rates used by market participants and brought to present value by the respective market curve.

		Not applicable	Not applicable
Type	Valuation technique			Significant non-observable inputs	Relationship between significant non-observable inputs and measurement of fair value
Financial assets at fair value through profit or loss - Equity investment fund quotas	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted by a rate adjusted at risk.			Equity investment funds that have investments in real estate development and commercial companies which depend on non-observable factors in the market, and use, among other assumptions, expectations and projections of future results, growth rates, discount rates and inflation rates, among others.	Estimated fair value could increase (decrease) if: - expected cash flow would be higher (lower); or - the risk-adjusted discount rate is lower (higher).

Derivative financial instruments - Options

The fair value (price) of an option, i.e., its premium, is given by the possibility of exercising it. More specifically, it is given by the immediate possibility of exercise or by the possibility of being exercised later. Thus, the pricing of the premium consists of two types of values, respectively:

				The significant unobservable data used in the fair value measurement of derivative financial instruments (Options) classified as Level 3 are:	Significant changes in any of these inputs alone or in combination may result in significant changes in fair value.

●

Intrinsic value: which only exists when the value of the asset in the cash market is higher than the exercise price (strike price) in the case of a call option and the reverse for a put option. Therefore, an in-the-money option has intrinsic value.

● interest rate, ● dividends,

●

Time value: this is the difference between the premium and the intrinsic value of the option. So, this value depends on the price of the underlying asset, the option’s expiration time, the expected volatility of the underlying asset’s quotes, the interest rate, and in the case of the quota as an underlying asset, the expected dividends, as shown below:

● underlying asset price and ● volatility

Price of the Target Asset: according to the relationship between the price of the underlying asset on the spot market and the strike price of the option, options can be classified as:

		i.	In-the-money option: price of the underlying asset is higher than the strike price of the option in the case of the call option and lower in the case of the put option;

		ii.	At-The-Money option: price of the underlying asset is equal to the strike price of the call and put option;

		iii.	Out-of-the-money option: price of the underlying asset is lower than the strike price of the call option and higher for the put option.
Type	Valuation technique		Significant non-observable inputs	Relationship between significant non-observable inputs and measurement of fair value

	●	Time: the longer the time for the option to expire, the greater the premium value, as the greater the probability of exercising the option;

	●	Volatility: the greater and more frequent the price fluctuations, the greater the unpredictability of the exercise and, therefore, the greater the risk for the writer, which results in a higher premium as well;

	●	Interest rate: represents the opportunity cost of acquiring the underlying asset, so that the higher this cost of money, the more advantageous it becomes to buy the option than to buy the underlying asset directly. In the case of the call option, this relationship is reversed.

	●	Dividend: the higher the expected dividend payment, the greater the benefit of acquiring the share and, therefore, the higher the option premium.

The time value is gradually reduced until it reaches zero on the option’s expiration date.

Derivative financial instruments – Swap	The adjustments to fair value arising from the financing costs of certain derivative contracts reflect changes in the fair value of said contracts given their cash flow profile over time and/or the guarantees provided.		The unobservable data used in the fair value methodology of some swaps is related to internal funding rates.	Significant changes in internal funding rates can result in material changes in fair value.

Schedule of Investment Fund Quotas

The following table presents a reconciliation of all assets and liabilities measured at fair value, on a recurring basis, using relevant unobservable data (Level 3) during the years 2025 and 2024:

	FVTPL FIP Outlet (1)	FVTPL BR FIM (1)	Total
Balance at December 31, 2023	80,219	21,710	101,929
Acquisition of investment fund quotas	-	6,000	6,000
Fair value increase	7,736	2,230	9,966
Balance at December 31, 2024	87,955	29,940	117,895
Repayment of principal	(13,089)	-	(13,089)
Interest received	(20,140)	-	(20,140)
Fair value increase	948	3,943	4,891
Balance at December 31, 2025	55,674	33,883	89,557

Schedule of Derivative Financial Instruments
Options	FVTPL – Options (Asset)	FVTPL – Options (Liability)
Balance at December 31, 2023	4,924	(4,561)
Premiums paid (received)	59,693	(81,331)
Fair value increase (decrease)	(5,475)	14,050
Net result	(40,325)	54,005
Balance at December 31, 2024	18,817	(17,837)
Premiums paid (received)	106,238	(4,522)
Fair value increase (decrease)	(18,816)	17,837
Net result	87,422	13,315
Balance at December 31, 2025	106,239	(4,522)

Swap	Asset	Liabilities
Cost value	(2,017)	-
Fair value adjustment	61,392	-
Fair value adjustment (level 3)	31,802	-
Credit Valuation Adjustment	(329)	-
Balance at December 31, 2024	90,848	-
Cost value	(37,795)	(19,702)
Fair value adjustment	39,353	(8,250)
Fair value adjustment (level 3)	31,443	11,528
Credit valuation adjustment	(45)	-
Balance at December 31, 2025	32,956	(16,424)
Change in funding valuation adjustment	(359)	11,528

Total derivative financial instruments in Level 3 at December 31, 2025	139,195	20,946
Total derivative financial instruments in Level 3 at December 31, 2024	109,665	17,837